EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Disclosure of joint ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,529	$3,440
Manhattan West, New York	Property holding company	United States	56%	56%	2,396	2,122
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,939	1,862
BPYU JV Pool A	Property holding company	United States	50%	50%	1,810	1,723
BPYU JV Pool B	Property holding company	United States	51%	51%	1,140	1,121
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	856	835
Grace Building, New York	Property holding company	United States	50%	50%	702	676
BPYU JV Pool C	Property holding company	United States	50%	50%	679	692
BPYU JV Pool D	Property holding company	United States	48%	48%	612	548
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	472	433
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	455	416
One Liberty Plaza, New York	Property holding company	United States	51%	51%	402	382
680 George Street, Sydney	Property holding company	Australia	50%	50%	389	375
Brookfield Place Sydney	Property holding company	Australia	25%	—%	376	—
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	315	298
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	270	249
BPYU JV Pool G	Property holding company	United States	68%	68%	263	251
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	261	255
Baybrook Mall, Texas	Property holding company	United States	51%	51%	254	251
Brookfield Brazil Retail Fundo de Investimento em Participações (“Brazil Retail”)	Holding company	Brazil	43%	46%	228	251
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	225	257
BPYU JV Pool F	Property holding company	United States	51%	51%	223	253
Miami Design District, Florida	Property holding company	United States	22%	22%	212	238
Other(2)	Various	Various	15% - 55%	14% - 55%	2,471	2,510
					20,479	19,438
Associates
Other	Various	Various	13% - 31%	16% - 31%	328	281
					328	281
Total					$20,807	$19,719
(1)Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures, each of which has a carrying value below $212 million.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2021 and 2020:

	Dec. 31, 2021
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,276	$13,213	$1,242	$6,187	$7,060
Manhattan West	229	8,434	153	4,231	4,279
Ala Moana	131	5,695	52	1,895	3,879
BPYU JV Pool A	249	5,763	122	2,269	3,621
BPYU JV Pool B	353	5,508	231	3,396	2,234
Fashion Show	23	2,538	19	829	1,713
Grace Building	73	2,593	20	1,238	1,408
BPYU JV Pool C	52	2,100	44	669	1,439
BPYU JV Pool D	40	1,763	49	471	1,283
Southern Cross East	11	944	11	—	944
The Grand Canal Shoppes	56	1,867	40	974	909
One Liberty Plaza	49	1,625	11	875	788
680 George Street	8	777	8	—	777
Brookfield Place Sydney	10	1,504	13	2	1,499
The Mall in Columbia	44	845	13	248	628
The Shops at La Cantera	11	788	10	249	540
BPYU JV Pool G	16	738	16	351	387
Potsdamer Platz	70	2,383	43	1,366	1,044
Baybrook Mall	15	723	13	227	498
Brazil Retail	74	701	4	69	702
D.C. Fund	24	1,195	201	577	441
BPYU JV Pool F	17	720	12	287	438
Miami Design District	73	1,600	30	689	954
Other	1,405	12,879	1,476	6,926	5,882
	4,309	76,896	3,833	34,025	43,347
Associates
Other	180	1,253	81	796	556
	180	1,253	81	796	556
Total	$4,489	$78,149	$3,914	$34,821	$43,903

	Dec. 31, 2020
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,608	$13,160	$2,146	$5,742	$6,880
Manhattan West	361	7,775	497	3,850	3,789
Ala Moana	156	5,508	50	1,889	3,725
BPYU JV Pool A	256	5,618	108	2,320	3,446
BPYU JV Pool B	301	5,572	161	3,514	2,198
Fashion Show	54	2,461	16	829	1,670
BPYU JV Pool C	67	2,090	37	655	1,465
Grace Building	130	2,495	34	1,237	1,354
BPYU JV Pool D	67	1,619	69	469	1,148
Southern Cross East	8	869	10	—	867
The Grand Canal Shoppes	49	1,794	38	974	831
One Liberty Plaza	40	1,681	118	853	750
680 George Street	9	749	7	—	751
The Mall in Columbia	29	825	13	246	595
D.C. Fund	45	1,241	353	429	504
Potsdamer Platz	69	2,397	42	1,402	1,022
BPYU JV Pool F	21	709	6	227	497
BPYU JV Pool G	19	721	15	355	370
Baybrook Mall	19	718	13	232	492
Brazil Retail	27	764	6	74	711
The Shops at La Cantera	20	736	11	246	499
Miami Design District	68	1,635	50	576	1,077
Other	1,540	13,881	1,088	7,279	7,054
	4,963	75,018	4,888	33,398	41,695
Associates
Other	91	2,800	998	1,111	782
	91	2,800	998	1,111	782
Total	$5,054	$77,818	$5,886	$34,509	$42,477
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019 is set out below:

	Year ended December 31, 2021
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss)income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$607	$453	$60	$42	$256	$2	$128	$2
Manhattan West	350	225	101	—	226	72	127	48
Ala Moana	241	154	121	—	208	—	104	3
BPYU JV Pool A	329	220	92	—	201	—	100	—
BPYU JV Pool B	458	347	(46)	4	69	—	35	—
Fashion Show	98	54	63	—	107	—	53	8
Grace Building	151	86	47	—	112	—	56	27
BPYU JV Pool C	138	88	(13)	—	37	—	19	2
BPYU JV Pool D	80	37	121	—	164	—	78	1
Southern Cross East	47	9	125	—	163	—	81	16
The Grand Canal Shoppes	93	75	61	—	79	—	40	—
One Liberty Plaza	131	81	(21)	—	29	29	15	7
680 George Street	38	11	75	—	102	—	51	15
Brookfield Place Sydney	27	13	53	—	67	—	17	4
The Mall in Columbia	49	28	14	—	35	—	17	—
Shops at La Cantera	—	17	43	36	62	—	31	—
BPYU JV Pool G	44	33	9	—	20	—	14	—
Potsdamer Platz	73	54	83	—	102	—	25	—
Baybrook Mall	39	25	1	—	15	—	8	—
Brazil Retail	28	16	36	—	48	—	22	9
D.C. Fund	107	76	(68)	—	(37)	1	(19)	13
BPYU JV Pool F	36	20	5	—	21	—	11	—
Miami Design District	84	75	(36)	—	(27)	—	(6)	—
Other	1,122	1,118	105	53	162	271	63	17
	4,370	3,315	1,031	135	2,221	375	1,070	172
Associates
Other	103	174	(8)	7	(72)	949	(50)	—
	103	174	(8)	7	(72)	949	(50)	—
Total	$4,473	$3,489	$1,023	$142	$2,149	$1,324	$1,020	$172
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2020
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$619	$377	$(713)	$19	$(452)	$(4)	$(226)	$4
Ala Moana	269	158	(279)	—	(168)	—	(84)	9
Manhattan West	259	179	379	—	459	(75)	257	221
BPYU JV Pool A	353	230	(543)	—	(420)	—	(210)	—
BPYU JV Pool B	483	356	(601)	4	(470)	—	(240)	—
Fashion Show	103	56	(46)	—	1	—	—	8
BPYU JV Pool C	145	80	(222)	—	(157)	—	(78)	6
Grace Building	108	95	121	—	134	—	67	123
BPYU JV Pool D	71	36	(203)	17	(151)	—	(72)	3
Southern Cross East	40	6	6	—	40	—	20	18
The Grand Canal Shoppes	92	84	(18)	—	(10)	—	(5)	—
One Liberty Plaza	149	88	(34)	—	27	(35)	14	21
680 George Street	36	9	3	—	30	—	15	12
Brazil Retail	28	12	(22)	—	(6)	—	(3)	5
Baybrook Mall	40	26	(134)	—	(120)	—	(61)	—
D.C. Fund	115	80	(89)	—	(54)	(1)	(27)	—
The Mall in Columbia	55	33	(58)	—	(36)	—	(18)	—
Potsdamer Platz	79	61	25	—	43	—	11	—
BPYU JV Pool F	37	7	(64)	—	(34)	—	(18)	—
BPYU JV Pool G	48	33	(27)	—	(12)	—	(8)	—
The Shops at La Cantera	11	24	(28)	31	(10)	—	(5)	—
Miami Design District	65	88	(51)	—	(74)	—	(16)	—
Other	1,063	832	(7)	13	237	8	28	188
	4,268	2,950	(2,605)	84	(1,203)	(107)	(659)	618
Associates
Other	92	186	(39)	(2)	(135)	(939)	(90)	—
	92	186	(39)	(2)	(135)	(939)	(90)	—
Total	$4,360	$3,136	$(2,644)	$82	$(1,338)	$(1,046)	$(749)	$618
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2019
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$555	$320	$126	$22	$383	$(11)	$191	$9
Ala Moana	300	149	758	—	909	—	455	48
Manhattan West	201	136	155	—	220	(43)	123	42
BPYU JV Pool A	379	214	172	—	337	—	168	6
BPYU JV Pool B	564	350	(50)	65	229	—	116	—
Fashion Show	118	57	(112)	—	(51)	—	(26)	15
BPYU JV Pool C	158	73	7	—	92	—	46	10
Grace Building	107	84	215	—	238	—	119	—
BPYU JV Pool D	—	—	(49)	64	15	—	8	5
Southern Cross East	42	6	110	—	146	—	73	5
The Grand Canal Shoppes	138	73	(44)	—	21	—	11	21
One Liberty Plaza	134	84	(25)	—	25	(33)	13	9
680 George Street	36	9	47	—	74	—	37	15
Brazil Retail	59	54	157	—	162	—	75	39
Baybrook Mall	45	26	204	—	223	—	114	—
D.C. Fund	125	82	(50)	—	(7)	—	(4)	—
The Mall in Columbia	56	29	5	—	32	—	16	—
BPYU JV Pool F	39	17	178	—	200	—	102	—
BPYU JV Pool G	53	32	50	—	71	—	48	—
Miami Design District	72	67	(234)	—	(229)	—	(51)	—
Other	1,746	1,217	349	11	889	(17)	359	142
	4,927	3,079	1,969	162	3,979	(104)	1,993	366
Associates
Diplomat	172	181	(6)	—	(15)	—	(13)	73
BPREP	—	—	—	—	—	—	—	—
Other	216	251	(10)	3	(42)	50	(11)	31
	388	432	(16)	3	(57)	50	(24)	104
Total	$5,315	$3,511	$1,953	$165	$3,922	$(54)	$1,969	$470
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Disclosure of associates	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,529	$3,440
Manhattan West, New York	Property holding company	United States	56%	56%	2,396	2,122
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,939	1,862
BPYU JV Pool A	Property holding company	United States	50%	50%	1,810	1,723
BPYU JV Pool B	Property holding company	United States	51%	51%	1,140	1,121
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	856	835
Grace Building, New York	Property holding company	United States	50%	50%	702	676
BPYU JV Pool C	Property holding company	United States	50%	50%	679	692
BPYU JV Pool D	Property holding company	United States	48%	48%	612	548
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	472	433
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	455	416
One Liberty Plaza, New York	Property holding company	United States	51%	51%	402	382
680 George Street, Sydney	Property holding company	Australia	50%	50%	389	375
Brookfield Place Sydney	Property holding company	Australia	25%	—%	376	—
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	315	298
Shops at La Cantera, Texas	Property holding company	United States	50%	50%	270	249
BPYU JV Pool G	Property holding company	United States	68%	68%	263	251
Potsdamer Platz, Berlin	Property holding company	Germany	25%	25%	261	255
Baybrook Mall, Texas	Property holding company	United States	51%	51%	254	251
Brookfield Brazil Retail Fundo de Investimento em Participações (“Brazil Retail”)	Holding company	Brazil	43%	46%	228	251
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	225	257
BPYU JV Pool F	Property holding company	United States	51%	51%	223	253
Miami Design District, Florida	Property holding company	United States	22%	22%	212	238
Other(2)	Various	Various	15% - 55%	14% - 55%	2,471	2,510
					20,479	19,438
Associates
Other	Various	Various	13% - 31%	16% - 31%	328	281
					328	281
Total					$20,807	$19,719
(1)Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.
(2)Other joint ventures consists of approximately 36 joint ventures, each of which has a carrying value below $212 million.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2021 and 2020:

	Dec. 31, 2021
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,276	$13,213	$1,242	$6,187	$7,060
Manhattan West	229	8,434	153	4,231	4,279
Ala Moana	131	5,695	52	1,895	3,879
BPYU JV Pool A	249	5,763	122	2,269	3,621
BPYU JV Pool B	353	5,508	231	3,396	2,234
Fashion Show	23	2,538	19	829	1,713
Grace Building	73	2,593	20	1,238	1,408
BPYU JV Pool C	52	2,100	44	669	1,439
BPYU JV Pool D	40	1,763	49	471	1,283
Southern Cross East	11	944	11	—	944
The Grand Canal Shoppes	56	1,867	40	974	909
One Liberty Plaza	49	1,625	11	875	788
680 George Street	8	777	8	—	777
Brookfield Place Sydney	10	1,504	13	2	1,499
The Mall in Columbia	44	845	13	248	628
The Shops at La Cantera	11	788	10	249	540
BPYU JV Pool G	16	738	16	351	387
Potsdamer Platz	70	2,383	43	1,366	1,044
Baybrook Mall	15	723	13	227	498
Brazil Retail	74	701	4	69	702
D.C. Fund	24	1,195	201	577	441
BPYU JV Pool F	17	720	12	287	438
Miami Design District	73	1,600	30	689	954
Other	1,405	12,879	1,476	6,926	5,882
	4,309	76,896	3,833	34,025	43,347
Associates
Other	180	1,253	81	796	556
	180	1,253	81	796	556
Total	$4,489	$78,149	$3,914	$34,821	$43,903

	Dec. 31, 2020
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,608	$13,160	$2,146	$5,742	$6,880
Manhattan West	361	7,775	497	3,850	3,789
Ala Moana	156	5,508	50	1,889	3,725
BPYU JV Pool A	256	5,618	108	2,320	3,446
BPYU JV Pool B	301	5,572	161	3,514	2,198
Fashion Show	54	2,461	16	829	1,670
BPYU JV Pool C	67	2,090	37	655	1,465
Grace Building	130	2,495	34	1,237	1,354
BPYU JV Pool D	67	1,619	69	469	1,148
Southern Cross East	8	869	10	—	867
The Grand Canal Shoppes	49	1,794	38	974	831
One Liberty Plaza	40	1,681	118	853	750
680 George Street	9	749	7	—	751
The Mall in Columbia	29	825	13	246	595
D.C. Fund	45	1,241	353	429	504
Potsdamer Platz	69	2,397	42	1,402	1,022
BPYU JV Pool F	21	709	6	227	497
BPYU JV Pool G	19	721	15	355	370
Baybrook Mall	19	718	13	232	492
Brazil Retail	27	764	6	74	711
The Shops at La Cantera	20	736	11	246	499
Miami Design District	68	1,635	50	576	1,077
Other	1,540	13,881	1,088	7,279	7,054
	4,963	75,018	4,888	33,398	41,695
Associates
Other	91	2,800	998	1,111	782
	91	2,800	998	1,111	782
Total	$5,054	$77,818	$5,886	$34,509	$42,477
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019 is set out below:

	Year ended December 31, 2021
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss)income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$607	$453	$60	$42	$256	$2	$128	$2
Manhattan West	350	225	101	—	226	72	127	48
Ala Moana	241	154	121	—	208	—	104	3
BPYU JV Pool A	329	220	92	—	201	—	100	—
BPYU JV Pool B	458	347	(46)	4	69	—	35	—
Fashion Show	98	54	63	—	107	—	53	8
Grace Building	151	86	47	—	112	—	56	27
BPYU JV Pool C	138	88	(13)	—	37	—	19	2
BPYU JV Pool D	80	37	121	—	164	—	78	1
Southern Cross East	47	9	125	—	163	—	81	16
The Grand Canal Shoppes	93	75	61	—	79	—	40	—
One Liberty Plaza	131	81	(21)	—	29	29	15	7
680 George Street	38	11	75	—	102	—	51	15
Brookfield Place Sydney	27	13	53	—	67	—	17	4
The Mall in Columbia	49	28	14	—	35	—	17	—
Shops at La Cantera	—	17	43	36	62	—	31	—
BPYU JV Pool G	44	33	9	—	20	—	14	—
Potsdamer Platz	73	54	83	—	102	—	25	—
Baybrook Mall	39	25	1	—	15	—	8	—
Brazil Retail	28	16	36	—	48	—	22	9
D.C. Fund	107	76	(68)	—	(37)	1	(19)	13
BPYU JV Pool F	36	20	5	—	21	—	11	—
Miami Design District	84	75	(36)	—	(27)	—	(6)	—
Other	1,122	1,118	105	53	162	271	63	17
	4,370	3,315	1,031	135	2,221	375	1,070	172
Associates
Other	103	174	(8)	7	(72)	949	(50)	—
	103	174	(8)	7	(72)	949	(50)	—
Total	$4,473	$3,489	$1,023	$142	$2,149	$1,324	$1,020	$172
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2020
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$619	$377	$(713)	$19	$(452)	$(4)	$(226)	$4
Ala Moana	269	158	(279)	—	(168)	—	(84)	9
Manhattan West	259	179	379	—	459	(75)	257	221
BPYU JV Pool A	353	230	(543)	—	(420)	—	(210)	—
BPYU JV Pool B	483	356	(601)	4	(470)	—	(240)	—
Fashion Show	103	56	(46)	—	1	—	—	8
BPYU JV Pool C	145	80	(222)	—	(157)	—	(78)	6
Grace Building	108	95	121	—	134	—	67	123
BPYU JV Pool D	71	36	(203)	17	(151)	—	(72)	3
Southern Cross East	40	6	6	—	40	—	20	18
The Grand Canal Shoppes	92	84	(18)	—	(10)	—	(5)	—
One Liberty Plaza	149	88	(34)	—	27	(35)	14	21
680 George Street	36	9	3	—	30	—	15	12
Brazil Retail	28	12	(22)	—	(6)	—	(3)	5
Baybrook Mall	40	26	(134)	—	(120)	—	(61)	—
D.C. Fund	115	80	(89)	—	(54)	(1)	(27)	—
The Mall in Columbia	55	33	(58)	—	(36)	—	(18)	—
Potsdamer Platz	79	61	25	—	43	—	11	—
BPYU JV Pool F	37	7	(64)	—	(34)	—	(18)	—
BPYU JV Pool G	48	33	(27)	—	(12)	—	(8)	—
The Shops at La Cantera	11	24	(28)	31	(10)	—	(5)	—
Miami Design District	65	88	(51)	—	(74)	—	(16)	—
Other	1,063	832	(7)	13	237	8	28	188
	4,268	2,950	(2,605)	84	(1,203)	(107)	(659)	618
Associates
Other	92	186	(39)	(2)	(135)	(939)	(90)	—
	92	186	(39)	(2)	(135)	(939)	(90)	—
Total	$4,360	$3,136	$(2,644)	$82	$(1,338)	$(1,046)	$(749)	$618
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2019
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$555	$320	$126	$22	$383	$(11)	$191	$9
Ala Moana	300	149	758	—	909	—	455	48
Manhattan West	201	136	155	—	220	(43)	123	42
BPYU JV Pool A	379	214	172	—	337	—	168	6
BPYU JV Pool B	564	350	(50)	65	229	—	116	—
Fashion Show	118	57	(112)	—	(51)	—	(26)	15
BPYU JV Pool C	158	73	7	—	92	—	46	10
Grace Building	107	84	215	—	238	—	119	—
BPYU JV Pool D	—	—	(49)	64	15	—	8	5
Southern Cross East	42	6	110	—	146	—	73	5
The Grand Canal Shoppes	138	73	(44)	—	21	—	11	21
One Liberty Plaza	134	84	(25)	—	25	(33)	13	9
680 George Street	36	9	47	—	74	—	37	15
Brazil Retail	59	54	157	—	162	—	75	39
Baybrook Mall	45	26	204	—	223	—	114	—
D.C. Fund	125	82	(50)	—	(7)	—	(4)	—
The Mall in Columbia	56	29	5	—	32	—	16	—
BPYU JV Pool F	39	17	178	—	200	—	102	—
BPYU JV Pool G	53	32	50	—	71	—	48	—
Miami Design District	72	67	(234)	—	(229)	—	(51)	—
Other	1,746	1,217	349	11	889	(17)	359	142
	4,927	3,079	1,969	162	3,979	(104)	1,993	366
Associates
Diplomat	172	181	(6)	—	(15)	—	(13)	73
BPREP	—	—	—	—	—	—	—	—
Other	216	251	(10)	3	(42)	50	(11)	31
	388	432	(16)	3	(57)	50	(24)	104
Total	$5,315	$3,511	$1,953	$165	$3,922	$(54)	$1,969	$470
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Certain of the partnership’s investment in joint ventures and associates are subject to restrictions over the extent to which they can remit funds to the partnership in the form of the cash dividends or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2021 and 2020:

(US$ Millions) Years ended Dec. 31,	2021	2020
Equity accounted investments, beginning of year	$19,719	$20,764
Additions	698	522
Disposals and return of capital distributions	(459)	(108)
Share of net (losses) earnings from equity accounted investments	1,020	(749)
Distributions received	(172)	(618)
Foreign currency translation	(145)	107
Reclassification from (to) assets held for sale(1)	(210)	121
Other comprehensive income and other	356	(320)
Equity accounted investments, end of year	$20,807	$19,719
(1)The partnership’s interest in the Diplomat Resort and Spa (“Diplomat”) was reclassified from assets held for sale in the second quarter of 2020.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2021			Dec. 31, 2020
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.4%	4.7%	12	6.4%	4.7%	11
Australia	Discounted cash flow	5.9%	4.8%	10	6.3%	5.3%	10
Europe	Discounted cash flow	5.5%	4.6%	10	5.6%	4.7%	10
Dubai	Discounted cash flow	7.7%	6.5%	10	8.6%	7.0%	10
Core Retail	Discounted cash flow	6.3%	4.9%	10	6.3%	4.9%	10
LP Investments - Office	Discounted cash flow	5.4%	4.3%	10	6.0%	5.3%	10
LP Investments - Retail	Discounted cash flow	7.4%	6.1%	10	7.4%	6.1%	10
Multifamily(1)	Direct capitalization	4.2%	n/a	n/a	4.3%	n/a	n/a
(1)The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.